Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Estimated useful lives of the Group's property and equipment	The estimated useful lives of the Group’s property and equipment are as follows:

Useful lives (years)
Buildings and structures	15 ~ 40
Machinery	3 ~ 15
Other property and equipment	2 ~ 10

Estimated useful lives of the Group's intangible assets

The estimated useful lives of the Group’s intangible assets are as follows:

Useful lives (years)
Frequency usage rights	5 ~ 13
Land usage rights	5
Industrial rights	5, 10
Development costs	3 ~ 5
Facility usage rights	10, 20
Customer relations	3 ~ 7
Other	3 ~ 20